As filed with the U.S. Securities and Exchange Commission
on May 15, 2026
Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 877 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 880 ☑
(Check appropriate box or boxes)

Global X Funds
(Exact Name of Registrant as Specified in Charter)
605 3rd Avenue, 43rd Floor
New York, NY 10158
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code:  (212) 644-6440

Send Copies of Communications to:

Jasmin M. Ali, Esquire	Eric S. Purple, Esquire
605 3rd Avenue, 43rd Floor	Stradley Ronon Stevens & Young, LLP
New York, New York 10158	2000 K Street, N.W., Suite 700
(NAME AND ADDRESS OF AGENT FOR SERVICE)	Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box)
❑ immediately upon filing pursuant to paragraph (b)
☑ on June 1, 2026 pursuant to paragraph (b)
❑ 60 days after filing pursuant to paragraph (a)(1)
❑ on (date) pursuant to paragraph (a)(1)
❑ 75 days after filing pursuant to paragraph (a)(2)
❑ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 877 to the Registration Statement of Global X Funds (the “Trust”) incorporates by reference Parts A, B and C of the Trust’s Post-Effective Amendment No. 869, which was filed with the Securities and Exchange Commission on March 11, 2026. This Post-Effective Amendment No. 877 is filed solely for the purpose of designating June 1, 2026 as the new effective date of Post-Effective Amendment No. 869, pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1940 Act. This Amendment does not affect the currently effective prospectuses and statements of additional information for series of the Trust’s shares not included herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 877 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on this 15th day of May, 2026.

Global X Funds

By: /s/ Ryan O'Connor
Ryan O'Connor

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Ryan O'Connor	Trustee, President	May 15, 2026
Ryan O'Connor

/s/ Eric Olsen	Chief Financial Officer, Treasurer and Principal Accounting Officer	May 15, 2026
Eric Olsen

*	Trustee	May 15, 2026
Charles A. Baker

*	Trustee	May 15, 2026
Toai Chin

*	Trustee	May 15, 2026
Clifford J. Weber

*/s/ Ryan O'Connor
Attorney-In-Fact, pursuant to power of attorney